UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Address of principal executive offices)

(Zip code)

Conestoga Capital Advisors

259 N. Radnor-Chester Road

Radnor Court, Suite 120

Radnor, PA 19087

 (Name and address of agent for service)

With Copy To:

Josh Deringer, Esq.

Drinker Biddle

One Logan Square, Ste 2000

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 320-7790

Date of fiscal year end: September 30

Date of reporting period: December 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

CONESTOGA SMALL CAP FUND

			Schedule of Investments
		December 31, 2010 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Educational Services
42,500	Capella Education Co. *	2,829,650	2.24%
10,600	Strayer Education, Inc.	1,613,532	1.28%
Educational Services Total		4,443,182	3.52%
Textiles Apparel & Shoes
142,100	Iconix Brand Group, Inc. *	2,743,951	2.17%

CONSUMER DISCRETIONARY SECTOR TOTAL		7,187,133	5.69%

ENERGY

Oil: Crude Producers
20,900	Contango Oil & Gas Co. *	1,210,737	0.96%
29,525	SM Energy Co.	1,739,908	1.38%
Oil: Crude Producers Total		2,950,645	2.34%
Oil Well Equipment & Services
36,551	CARBO Ceramics, Inc.	3,784,491	2.99%
22,325	Core Laboratories NV	1,988,041	1.57%
99,175	Tesco Corp. *	1,574,899	1.25%
Oil Well Equipment & Services Industry Total		7,347,431	5.81%

ENERGY SECTOR TOTAL		10,298,076	8.15%

FINANCIAL SERVICES

Asset Management & Custodian
88,250	Westwood Holdings Group, Inc.	3,526,470	2.79%
Financial Data & Systems
66,750	Advent Software, Inc. *	3,866,160	3.06%
32,975	Factset Research Systems, Inc.	3,091,736	2.45%
62,500	Morningstar, Inc.	3,317,500	2.62%
Financial Information Services Total		10,275,396	8.13%

	FINANCIAL SERVICES SECTOR TOTAL	13,801,866	10.92%

HEALTHCARE

Biotechnology
231,450	Accelrys, Inc. *	1,921,035	1.52%
Health Care Services
47,875	Quality Systems, Inc.	3,342,633	2.64%
Medical Equipment
103,000	Abaxis, Inc. *	2,765,550	2.19%
64,100	Immucor, Inc. *	1,271,103	1.01%
Medical Equipment Total		4,036,653	3.20%
Medical & Dental Equipment & Supplies
147,075	Align Technology, Inc. *	2,873,846	2.27%
48,125	Integra Lifesciences Holdings Co. *	2,276,312	1.80%
42,850	Landauer, Inc.	2,569,715	2.03%
155,075	Meridian Bioscience, Inc.	3,591,537	2.84%
57,451	Neogen Corp. *	2,357,215	1.87%
32,250	Techne Corp.	2,117,857	1.68%
Medical & Dental Equipment & Supplies Total		15,786,482	12.49%

	HEALTHCARE SECTOR TOTAL	25,086,803	19.85%

MATERIALS & PROCESSING

Building Materials
131,500	Simpson Manufacturing Co., Inc.	4,064,665	3.22%

MATERIALS & PROCESSING SECTOR TOTAL		4,064,665	3.22%

PRODUCER DURABLES

Aerospace
60,150	AeroVironment, Inc. *	1,613,825	1.28%
Commercial Services
58,675	Advisory Board Co. *	2,794,690	2.21%
97,750	CoStar Group, Inc. *	5,626,490	4.45%
99,300	Ritchie Bros. Autioneers, Inc.	2,288,865	1.81%
170,926	Rollins, Inc.	3,375,788	2.67%
94,725	Tetra Tech, Inc. *	2,373,809	1.88%
Commercial Services Total		16,459,642	13.02%
Diversified Manufacturing Operations
83,650	Raven Industries, Inc.	3,989,268	3.16%
Scientific Instruments: Control & Filter
138,775	Sun Hydraulics Corp.	5,245,695	4.15%

PRODUCER DURABLES SECTOR TOTAL		27,308,430	21.61%

TECHNOLOGY

Communications Technology
54,575	EMS Technologies, Inc. *	1,079,494	0.85%
Computer Services Software & Systems
14,375	Ansys, Inc. *	748,506	0.59%
89,900	Blackbaud, Inc.	2,328,410	1.84%
65,825	Blackboard, Inc. *	2,718,572	2.15%
212,450	Bottomline Technologies, Inc. *	4,612,289	3.65%
41,650	MICROS Systems, Inc. *	1,826,769	1.45%
175,000	NIC, Inc.	1,699,250	1.34%
39,425	Pegasystems, Inc.	1,444,138	1.14%
46,200	Sourcefire, Inc. *	1,197,966	0.95%
128,350	Tyler Technologies, Inc. *	2,664,546	2.11%
Computer Services Software & Systems Total		19,240,446	15.22%
Electronic Components
41,925	Acacia Research Corp. *	1,087,535	0.86%
63,475	Hittite Microwave Corp. *	3,874,514	3.07%
67,775	NVE Corp. *	3,919,428	3.10%
Electronic Components Total		8,881,477	7.03%
Electronics
57,150	II-VI, Inc. *	2,649,474	2.10%
Information Technology
151,175	comScore, Inc. *	3,377,249	2.67%

	TECHNOLOGY SECTOR TOTAL	35,228,140	27.87%

TOTAL COMMON STOCKS
	(Cost $88,767,351)	122,975,113	97.31%

SHORT-TERM INVESTMENTS
3,460,802	UMB Bank Money Market Fiduciary (Cost $3,460,802) 0.03% **	3,460,802	2.73%

TOTAL INVESTMENTS
	(Cost $92,228,153)	126,435,915	100.04%

	Liabilities in Excess of Other Assets	(49,341)	-0.04%

	TOTAL NET ASSETS	$126,386,574	100.00%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Conestoga Small Cap Fund
1. SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $92,228,153 amounted to $34,207,763 which consisted of aggregate gross unrealized appreciation of $35,216,351 and aggregate gross unrealized depreciation of $1,008,588.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price.  Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.  The following table presents information about the Fund’s assets measured at fair value as of December 31, 2010 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$122,975,113	$0	$0	$122,975,113
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$3,460,802	$0	$0	$3,460,802
Total	$126,435,915	$0	$0	$126,435,915

INSTITUTIONAL ADVISORS LARGECAP FUND

			Schedule of Investments
		December 31, 2010 (Unaudited)
Shares		Market Value	% of Total Net Assets
COMMON STOCKS

CONSUMER DISCRETIONARY

Hotel Restaurants & Leisure
17,141	Darden Restaurants, Inc.	796,028	3.37%
Media
10,973	McGraw-Hill Co., Inc.	399,527	1.69%
Specialty Retail
22,101	Staples, Inc.	503,240	2.13%
Textiles, Apparel & Luxury Goods
5,115	VF Corp.	440,811	1.87%

	CONSUMER DISCRETIONARY SECTOR TOTAL	2,139,606	9.05%

CONSUMER STAPLES

Beverages
13,453	Pepsico, Inc.	878,885	3.72%
Food Products
21,202	McCormick & Co.	986,529	4.17%
13,143	General Mills, Inc.	467,759	1.98%
Food Products Total		1,454,288	6.15%
Food & Staples Retailing
26,193	Walgreen Co.	1,020,479	4.32%

	CONSUMER STAPLES SECTOR TOTAL	3,353,652	14.19%

ENERGY

Oil, Gas & Consumable Fuels
9,645	Chevron Corp.	880,106	3.72%
10,257	Exxon Mobil Corp.	749,992	3.17%
10,601	Murphy Oil Corp.	790,305	3.34%

	ENERGY SECTOR TOTAL	2,420,403	10.24%

FINANCIALS

Capital Markets
24,271	Federated Investors, Inc.	635,172	2.69%
Insurance
10,818	Aflac, Inc.	610,460	2.58%
20,582	Progressive Corp.	408,964	1.73%
Insurance Total		1,019,424	4.31%

	FINANCIALS SECTOR TOTAL	1,654,596	7.00%

HEALTH CARE

Biotechnology
12,182	Amgen, Inc. *	668,792	2.83%
Health Care Equipment & Supplies
11,903	Stryker Corp.	639,191	2.70%
Health Care Providers & Services
8,121	McKesson Corp.	571,556	2.42%
4,743	Laboratory Corp of America *	417,005	1.76%
Health Care Providers & Services Total		988,561	4.18%
Pharmaceuticals
13,174	Johnson & Johnson	814,812	3.45%
12,585	Pfizer, Inc.	220,363	0.93%
Pharmaceutical Total		1,035,175	4.38%

	HEALTH CARE SECTOR TOTAL	3,331,719	14.10%

INDUSTRIALS

Aerospace & Defense
11,159	United Technologies Corp.	878,436	3.72%
Air Freight & Logistics
7,532	C.H. Robinson Worldwide, Inc.	603,991	2.56%
Industrial Conglomerates
16,552	General Electric Co.	302,736	1.28%
Machinery
16,087	Danaher Corp.	758,824	3.21%

	INDUSTRIALS SECTOR TOTAL	2,543,987	10.76%

INFORMATION TECHNOLOGY

Communications Equipment
9,826	Qualcomm, Inc	486,289	2.06%
Computers & Peripherals
2,473	Apple, Inc. *	797,691	3.38%
15,932	Hewlett-Packard Co.	670,737	2.84%
Computers & Peripherals Total		1,468,428	6.21%
Information Technology Services
4,929	International Business Machines, Inc.	723,380	3.06%
Semiconductors & Semiconductor
19,931	Altera Corp.	709,145	3.00%
Software
11,934	Intuit, Inc. *	588,346	2.49%
22,566	Microsoft Corp.	629,817	2.66%
26,843	Oracle Corp.	840,186	3.55%
Software Total		2,058,349	8.71%

	INFORMATION TECHNOLOGY SECTOR TOTAL	5,445,591	23.04%

MATERIALS

Chemicals
12,461	Sigma Aldrich Corp.	829,404	3.51%

	MATERIALS SECTOR TOTAL	829,404	3.51%

TELECOMMUNICATION SERVICES

Diversified Telecommunication
25,604	AT&T, Inc.	752,245	3.18%

	TELECOMMUNICATIONS SECTOR TOTAL	752,245	3.18%

UTILITIES

Multi-Utilities
11,128	Wisconsin Energy Corp.	654,994	2.77%

	UTILITIES SECTOR TOTAL	654,994	2.77%

TOTAL COMMON STOCKS
	(Cost $17,250,388)	23,126,197	97.85%

SHORT-TERM INVESTMENTS
507,178	UMB Bank Money Market Fiduciary 0.03% (Cost $507,178) **	507,178	2.14%

TOTAL INVESTMENTS
	(Cost $17,757,566)	23,633,375	99.99%

	Other Assets Less Liabilities	1,215	0.01

	TOTAL NET ASSETS	23,634,590	100%
* Non-income producing.
** Variable rate security; the coupon rate represents the rate at December 31, 2010.

NOTES TO FINANCIAL STATEMENTS
Institutional Advisors LargeCap Fund
1. SECURITY TRANSACTIONS

At December 31, 2010 the net unrealized appreciation on investments was $5,875,809, which consisted of aggregate gross unrealized appreciation of $6,015,711 and aggregate gross unrealized depreciation of $139,902.

2. SECURITY VALUATION

Securities that are traded on any exchange are valued at the last quoted sale price.  Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Lacking a last sale price, a security is valued at its last bid price except when, in the opinion of the Fund’s Adviser, the last bid price does not accurately reflect the current value of the security.  All other securities for which over-the-counter market quotations are readily available are valued at their last bid price.  When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board.

Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Accounting principles generally accepted in the United States of America define fair value  as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date and also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability.  The three-tier hierarchy seeks to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.  The three-tier hierarchy of inputs is summarized below:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities. Valuation adjustments and block discounts are not applied to Level 1 securities.  Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 - Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.  The following table presents information about the Fund’s assets measured at fair value as of December 31, 2010 by major security type:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$23,126,197	$0	$0	$23,126,197
Exchange Traded Funds	$0	$0	$0	$0
Convertible Bonds	$0	$0	$0	$0
Cash Equivalents	$507,178	$0	$0	$507,178
Total	$23,633,375	$0	$0	$23,633,375

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William C. Martindale Jr.

* William C. Martindale Jr.

   Chief Executive Officer

Date February 25, 2011

By /s/Robert M. Mitchell

* Robert M. Mitchell

  Treasurer and Chief Financial Officer

Date February 25, 2011

* Print the name and title of each signing officer under his or her signature.